Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2024	December 31, 2023
Accounts receivable	$82,357,286	$80,955,803
Less: allowances for doubtful accounts	(2,969,406)	(1,928,486)
Total accounts receivable, net	79,387,880	79,027,317
Less: accounts receivable, net, related parties	(727,180)	(456,361)
Accounts receivable from third parties, net	$78,660,700	$78,570,956

Schedule of Allowance for Credit Losses Movement

Allowance for credit losses movement is as follows:

	December 31, 2024	December 31, 2023
Beginning balance	$(1,928,486)	$-
Provision for credit loss	(1,109,347)	1,933,661
Foreign exchange translation	68,427	(5,175)
Ending balance	$(2,969,406)	$(1,928,486)